Consolidated Statements Of Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2010 AerVenture [Member]
Net change in fair value of derivatives, tax	$ 194	$ 1,913	$ (715)
Net change in fair value of pension obligations, tax	$ 1,057
Equity investment, ownership percentage				50.00%